INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of current and deferred components of income tax expense (benefit)
	Years ended December 31,
	2010	2011	2012
Current	3,455	4,562	3,179
Deferred	(2,465)	(2,078)	(2,303)
Total income taxes	990	2,484	876

Schedule of principal components of deferred income taxes

	December 31,
	2011	2012
Current deferred tax assets
Deferred income-current	111	104
Accrued expenses (i)	3,669	4,420
Less: Valuation allowance	(162)	(189)
Net current deferred tax assets	3,618	4,335
Non-current deferred tax assets
Deferred income-noncurrent	279	182
Net operating loss carry forwards	2,692	3,816
Less: valuation allowance	(1,963)	(1,413)
Net non-current deferred tax assets	1,008	2,585
Non-current deferred tax liabilities
Acquired intangible assets	—	(141)
Net non-current deferred tax liabilities	—	(141)

(i)                                     Accrued expense deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

Schedule of reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes

	Years ended December 31,
	2010	2011	2012

Expected income tax expense at PRC EIT statutory rate of 25%	2,821	1,819	656
Effect of preferential tax rate and tax holiday	(2,608)	(760)	745
Effect on tax rates in different tax jurisdiction	(122)	121	(228)
Tax effect of income that is not taxable (i)	—	(1,173)	—
Tax effect of expenses that are not deductible in determining taxable profit (ii)	161	809	226
Changes in valuation allowance	738	1,668	(523)
Total income tax expense	990	2,484	876

(i)                                     Tax effect on income that is not taxable relates to the interest income and exchange gains generated by Xueda Hong Kong from its RMB-denominated deposits, which are not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda Hong Kong is an investment holding company with no substantive business operations in Hong Kong.

(ii)                                  Expenses not deductible for tax purposes include entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

Schedule of impact on tax provision and earnings per share from tax holidays granted

	Years ended December 31,
	2010	2011	2012

Increase (Decrease) in income tax expense	2,608	760	(745)
(Reduction) Increase in net income per share-basic	(0.03)	(0.01)	0.01
(Reduction) Increase in net income per share-diluted	(0.03)	(0.01)	0.01